Long-term debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2020	Apr. 30, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Finance lease obligations	$ 5,032	$ 6,139
Other long-term borrowings	0	7,509
Subtotal	741,721	751,397
Deferred financing costs	(4,720)	(3,659)
Total	730,704	743,958
Current portion of long-term debt	19,033	4,741
Long-term debt, excluding current portion	711,671	739,217
2029 Notes
Debt Instrument [Line Items]
Notes payable	337,200	0
Discount on notes	(4,833)	0
Premium on notes	461	0
2027 Notes
Debt Instrument [Line Items]
Notes payable	381,265	535,986
Discount on notes	(3,414)	(5,960)
Premium on notes	1,506	2,613
Deferred financing costs			$ (2)	$ (3,001)
2023 Notes
Debt Instrument [Line Items]
Notes payable	18,224	201,763
Discount on notes	(26)	(687)
Premium on notes	$ 9	$ 254
Deferred financing costs					$ (3,313)